Note 19 - Derivative Financial Instruments (Details) - Summary of Derivative Fair Values (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Finacial Liabilities - Fair Value	$ 2,599
Interest Rate Swap [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Finacial Liabilities - Fair Value		1,135
Interest Rate Swap [Member] | Non Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Finacial Liabilities - Fair Value		562
Financial Instrument Warrants [Member] | Non Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Finacial Liabilities - Fair Value	$ 2,599